Bank Loans - Summary of Loan Principal Due (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Secured Debt [Abstract]
2023	¥ 1,213,901	$ 175,999
2024	946,980	137,299
2025	4,344,298	629,864
2026	907,031	131,507
2027 and thereafter	1,079,442	156,504
Loan principal due	¥ 8,491,652	$ 1,231,173